Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	04/01/16
End of Period:	04/30/16
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	05/18/16
Distribution Date:	05/20/16
Transaction Month:	7

2015-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$992,816,008

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,803,418
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,348,504
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	3,841,685
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	14,993,607

{7} End of period Aggregate Securitization Value					{7}	$977,822,401

{8} Pool Factor					{8}	90.181032%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$976,527,685

{11} Exchange Note Principal Payment Amount					{11}	14,993,607

{12} End of period Exchange Note Balance					{12}	$961,534,078

{13} Note Pool Factor					{13}	90.031281%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$1,114,337	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	1,114,337	2,618,199	11,261,071	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	588,432	2,530,892	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$62,823,369	$270,208,037	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	0.000000%	95.143676%	95.143675%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$879,374,337

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		14,993,607
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		3,119,324
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$861,261,406

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		86.103754%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$992,816,008

{31} Ending Designated Pool Balance							{31}	977,822,401
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	977,822,401

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$14,993,607

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$976,527,685	$0	3.49%	30	30/360	$2,840,068

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$15,359,979
{37} Net Liquidation Proceeds collected during period							{37}	5,579,541
{38} Investment Earnings							{38}	4,578
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(4,578)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	20,939,520

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	827,347
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,840,068
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	14,993,607
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	1,441,598
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	836,900

{47} Total Distributions:								{47}	$20,939,520

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$992,816,008
{49} Ending Agg. Securitization Value						{49}	977,822,401
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	14,993,607

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	14,993,607

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$14,993,607

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$1,114,337	$0	0.45000%	30	Actual/360	$418
{56}	Class A-2A	$66,030,000	0	1.17%	30	30/360	64,379
{57}	Class A-2B	$284,000,000	0	1.01875%	30	Actual/360	241,104
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,089
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections							{63}	$19,275,273
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	4,578
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,024
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	19,280,875

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	418
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	64,379
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	241,104
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	452,089
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	14,993,607
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	3,119,324
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	0

{93} Total Distributions:								{93}	$19,280,875

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{94}	Class A	$769,314,337	$977,822,401	$0		$18,375,710	$0
{95}	Class B	811,064,337	977,822,401	0		18,294,993	0
{96}	Class C	849,554,337	977,822,401	0		18,199,409	0
{97}	Class D	879,374,337	977,822,401	0		18,112,931	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{98} Excess Total Available Funds						{98}	$3,956,224

	{99} Beginning Note Balance				{99}	879,374,337
	{100} Principal payments through Indenture Section 8.3 (i) through (xvii)				{100}	14,993,607
	{101} Pro-Forma Note Balance					{101}	864,380,730

	{102} Ending Aggregate Securitization Value				{102}	977,822,401
	{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)				{103}	116,560,995
	{104} Required Pro Forma Note Balance {102} - {103}					{104}	861,261,406

	{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}						{105}	3,119,324

	{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{106}	$3,119,324

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{107} Ending Aggregate Securitization Value						{107}	$977,822,401
	{108} End of Period Note Balance						{108}	961,534,078
	{109} Overcollateralization						{109}	16,288,323
	{110} Overcollateralization %							{110}	1.67%

	Asset Backed Notes:
	{111} Ending Aggregate Securitization Value						{111}	977,822,401
	{112} End of Period Note Balance						{112}	861,261,406
	{113} Overcollateralization						{113}	116,560,995
	{114} Overcollateralization %							{114}	11.92%

	RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
	{115} Specified Reserve Balance							{115}	$5,421,442

	{116} Beginning of Period Reserve Account balance							{116}	$5,421,442
	{117} Investment Earnings						{117}	1,024
	{118} From the Indenture Collection Account, the Reserve Account Required Amount						{118}	0
	{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{119}	0
	{120} Total Reserve balance available:							{120}	5,422,466

	{121} Specified Reserve Balance							{121}	5,421,442

	{122} Release Excess Cash to Indenture Collection Available Funds							{122}	1,024

	{123} End of period Reserve Account balance							{123}	$5,421,442

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.							{124}	Yes
	{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.							{125}	Yes

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Executive Vice President, Corporate Controller and Chief Accounting Officer
Date:	May 17, 2016

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